SHARE CAPITAL AND OPTION RESERVES - Share options (Details)	12 Months Ended
	Dec. 31, 2021 Option $ / shares	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option $ / shares	Dec. 31, 2020 Option $ / shares	Apr. 20, 2020 Option $ / shares
Stock options
Number of share options | Option	716,663	1,093,333	716,663	716,663	716,663
Exercise price per share	$ 2.37	$ 1.67		$ 2.36
Weighted average exercise price for exercisable options		$ 2.02
Stock option plan
Stock options
Number of share options | Option	716,663		716,663	716,663	716,663	0
Exercise price per share			$ 3.00		$ 3.00	$ 0
Expiry Date	Dec. 02, 2030
Weighted average exercise price for exercisable options			$ 3.00
Weighted average years to expiry for exercisable options	8 years 11 months 4 days